Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2024
Segmental analysis
Schedule of operating segments

Analysis of operating profit/(loss) before tax

The following tables provide a segmental analysis of operating profit/(loss) before tax by the main income statement captions.

	Retail	Private	Commercial &	Central items
	Banking	Banking	Institutional	& other	Total
Half year ended 30 June 2024	£m	£m	£m	£m	£m
Continuing operations
Net interest income	2,475	285	2,543	105	5,408
Net fees and commissions	211	142	866	—	1,219
Other non-interest income	4	17	391	95	507
Total income	2,690	444	3,800	200	7,134
Depreciation and amortisation	(1)	—	(76)	(431)	(508)
Other operating expenses	(1,469)	(356)	(2,074)	350	(3,549)
Impairment (losses)/releases	(122)	11	57	6	(48)
Operating profit	1,098	99	1,707	125	3,029

Half year ended 30 June 2023
Continuing operations
Net interest income	2,908	428	2,504	(114)	5,726
Net fees and commissions	206	125	821	(8)	1,144
Other non-interest income	6	14	423	414	857
Total income	3,120	567	3,748	292	7,727
Depreciation and amortisation	—	—	(78)	(391)	(469)
Other operating expenses	(1,367)	(322)	(1,909)	152	(3,446)
Impairment (losses)/releases	(193)	(11)	(20)	1	(223)
Operating profit	1,560	234	1,741	54	3,589

5. Segmental analysis continued

Total revenue (1)

	Retail	Private	Commercial &	Central items
	Banking	Banking	Institutional	& other	Total
Half year ended 30 June 2024	£m	£m	£m	£m	£m
Continuing operations
External	4,331	614	7,072	2,347	14,364
Inter-segmental	7	715	(936)	214	—
Total	4,338	1,329	6,136	2,561	14,364

Half year ended 30 June 2023
Continuing operations
External	3,419	550	5,734	2,095	11,798
Inter-segmental	1	418	(720)	301	—
Total	3,420	968	5,014	2,396	11,798

(1)	Total revenue comprises interest receivable, fees and commissions receivable, income from trading activities and other operating income.

Total assets and liabilities

	Retail	Private	Commercial &	Central items
	Banking	Banking	Institutional	& other	Total
30 June 2024	£m	£m	£m	£m	£m
Assets	226,457	27,172	381,899	54,810	690,338
Liabilities	195,454	39,745	356,539	61,037	652,775

31 December 2023
Assets	228,684	26,894	384,958	52,137	692,673
Liabilities	191,936	37,806	359,766	65,977	655,485

5. Segmental analysis continued

Analysis of net fees and commissions

	Retail	Private	Commercial &	Central items
	Banking	Banking	Institutional	& other	Total
Half year ended 30 June 2024	£m	£m	£m	£m	£m
Continuing operations
Fees and commissions receivable
- Payment services	165	20	335	—	520
- Credit and debit card fees	196	6	130	2	334
- Lending and financing	9	3	372	—	384
- Brokerage	17	4	21	—	42
- Investment management, trustee and fiduciary services	1	113	24	9	147
- Underwriting fees	—	—	93	—	93
- Other	4	6	52	(15)	47
Total	392	152	1,027	(4)	1,567
Fees and commissions payable	(181)	(10)	(161)	4	(348)
Net fees and commissions	211	142	866	—	1,219

Half year ended 30 June 2023
Continuing operations
Fees and commissions receivable
- Payment services	159	16	332	3	510
- Credit and debit card fees	197	6	129	2	334
- Lending and financing	8	3	335	1	347
- Brokerage	18	3	21	—	42
- Investment management, trustee and fiduciary services	1	105	22	—	128
- Underwriting fees	—	—	71	—	71
- Other	1	2	31	(7)	27
Total	384	135	941	(1)	1,459
Fees and commissions payable	(178)	(10)	(120)	(7)	(315)
Net fees and commissions	206	125	821	(8)	1,144